Revenue	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue

10	Revenue

	Year Ended December 31,
	2023	2024	2025	2025
	S$’000	S$’000	S$’000	US$’000

Mobility	5,866	5,787	9,308	7,238
Quick commerce	146	221	191	149
Membership	616	575	504	392
Advertising initiatives	2,025	2,280	2,400	1,866
Others	14	87	103	80
	8,667	8,950	12,506	9,725